Note 4 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
Lease right-of-use assets	Classification	December 31, 2021	December 31, 2020
Operating lease right-of-use assets	Other Assets	$4,110	3,825
Lease liabilities	Classification	December 31, 2021	December 31, 2020
Operating lease liabilities	Other Liabilities	$4,247	3,947

Lease, Cost [Table Text Block]
	In Thousands
	2021	2020
Operating lease cost	$550	535
Short-term lease cost	40	4
Net lease cost	$590	539
	2021	2020
Operating Leases
Weighted average remaining lease term (in years)	10.42	11.31
Weighted average discount rate	4.00%	4.00%
	In Thousands
	2021	2020
Operating cash flows related to operating leases	$535	426

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
In Thousands
2021
2022	$544
2023	553
2024	566
2025	571
2026	576
Thereafter	2,392
Total undiscounted lease payments	5,202
Less: imputed interest	(955)
Net lease liabilities	$4,247